Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 25,334,149	$ 38,530,773	$ 45,598,620
Cost of revenues	(20,649,031)	(30,226,192)	(36,534,358)
Gross Profit	4,685,118	8,304,581	9,064,262
Operating expenses:
Selling and marketing	(3,334,120)	(5,651,505)	(4,875,650)
General and administrative	(7,365,859)	(9,581,030)	(5,270,966)
Total operating expenses	(10,699,979)	(15,232,535)	(10,146,616)
Loss from operations	(6,014,861)	(6,927,954)	(1,082,354)
Other income (loss):
Other income	670,963	49,163	1,366,394
Other expenses	(323,983)	(725,374)	(31,095)
Interest expense	(354,412)	(958,935)	(684,358)
Total other (loss) income, net	(7,432)	(1,635,146)	650,941
Loss before income tax expense	(6,022,293)	(8,563,100)	(431,413)
Income tax (expense) credit	(293,092)	(206,944)	77,302
Net loss	(6,315,385)	(8,770,044)	(354,111)
Other Comprehensive Loss
Foreign currency translation adjustment	179,290	(102,715)	(3,076,878)
Total Comprehensive Loss	$ (6,136,095)	$ (8,872,759)	$ (3,430,989)
Net (loss) per share attributable to ordinary shareholders - basic (in Dollars per share)	$ (0.56)	$ (0.78)	$ (0.03)
Net (loss) income per share attributable to ordinary shareholders - diluted (in Dollars per share)	$ (0.56)	$ (0.78)	$ (0.03)
Weighted average number of ordinary shares used in computing net (loss) per share - basic (in Shares)	11,250,000	11,250,000	10,301,370
Weighted average number of ordinary shares used in computing net (loss) income per share - diluted (in Shares)	11,250,000	11,250,000	10,301,370